SUPPLEMENT TO THE

FIDELITY TOTAL BOND FUND

A Fund of Fidelity Income Fund

October 9, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the similar information in the "Management Contract" section beginning on page 24.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of the fund, FMR has entered into a master international research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

TBDB-03-01 August 14, 2003
1.789340.100

SUPPLEMENT TO THE

FIDELITY® GOVERNMENT BOND FUNDS
FIDELITY GINNIE MAE FUND
FIDELITY GOVERNMENT INCOME FUND
FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

A Fund of Fidelity Income Fund

September 23, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the similar information in the "Management Contracts" section beginning on page 25.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of Ginnie Mae and Intermediate Government Income, FMR has entered into a master international research agreement with FIIA. On behalf of Ginnie Mae and Intermediate Government Income, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

GVTB-03-01 August 14, 2003
1.708978.111